Right-Of-Use Assets and Lease Liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Right of Use Assets and Lease Liabilities Explanatory [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

NOTE 9 - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES:

This Note refers to leases in which the Group is the lessee.

A.	Right-of-use assets:

	Land	Offices and buildings	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	1,721	2,027	770	4,518
Additions and modifications during the year (Note 8B)	-	449	152	601
Derecognition of Rotem 1 lease (note 8C)	(1,721)	-	-	(1,721)
Translation differences	-	(238)	(90)	(328)
Balance as of December 31, 2022	-	2,238	832	3,070
Accumulated depreciation:
Balance as of January 1, 2022	258	897	345	1,500
Depreciation	-	361	174	535
Derecognition of Rotem 1 lease (note 8C)	(258)	-	-	(258)
Translation differences	-	(120)	(49)	(169)
Balance as of December 31, 2022	-	1,138	470	1,608
Depreciated balance as of December 31, 2022	-	1,100	362	1,462
Depreciation period		5- 6 years	3 years

	Land	Offices and buildings	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2021	1,664	1,556	361	3,581
Additions and modifications during the year	-	400	389	789
Translation differences	57	71	20	148
Balance as of December 31, 2021	1,721	2,027	770	4,518
Accumulated depreciation:
Balance as of January 1, 2021	166	591	221	978
Depreciation	83	276	112	471
Translation differences	9	30	12	51
Balance as of December 31, 2021	258	897	345	1,500
Depreciated balance as of December 31, 2021	1,463	1,130	425	3,018

B.	Leases liabilities:

	Land	Offices and Buildings	Vehicles	Total
	USD in thousands

Balance as of January 1, 2022	1,755	1,217	430	3,402
Additions (Note 8B)	-	449	152	601
Derecognition of Rotem 1 lease (Note 8C)	(1,668)	-	-	(1,668)
Interest expense	-	58	11	69
Lease payments	(64)	(401)	(182)	(647)
Translation differences	(23)	(127)	(42)	(192)
Balance as of December 31, 2022	-	1,196	369	1,565

Current maturities of lease obligations	-	405	201	606
Long-term lease obligations	-	791	168	959
Balance as of December 31, 2022	-	1,196	369	1,565
Balance as of January 1, 2021	1,704	1,022	147	2,873
Additions	-	400	389	789
Interest expense	62	110	7	179
Lease payments	(67)	(358)	(121)	(546)
Translation differences	56	43	8	107
Balance as of December 31, 2021	1,755	1,217	430	3,402

Current maturities of lease obligations	337	433	184	954
Long-term lease obligations	1,418	784	246	2,448
Balance as of December 31, 2021	1,755	1,217	430	3,402

C.	Additional lease information:

1)	On July 15, 2015, the Company entered into an agreement to lease its offices in Park Afek, Rosh Ha’ayin. The said lease agreement was signed for a period of five years from the date of the contract, with an option to renew for an additional 5 years. The agreement includes a stipulation that the Company is given the right to terminate the contract from July 2017 and each subsequent year until the end of the agreement period in exchange for cash compensation, as defined in the agreement. In February 2020, the lease option was exercised for an additional 5 years until August 2025, while updating the leased area and rent. The lease payments are linked to the Israeli Consumer Price Index (“CPI”).

2)	On March 9, 2014, Brenmiller Rotem entered into an agreement to lease land owned by the State of Israel, on which Brenmiller Rotem was establishing, installing and operating Rotem 1, for a period of 10 years from the date of the transfer of possession to Bernmiller Rotem with an option to extend the agreement for another 10 years. Bernmiller Rotem received possession of the land during the month of December 2017. On March 2022, the Company and the lessor agreed to cease the lease effective November, 2022 and the land holding was returned to the lessor (Note 8C). As agreed between the parties, part of Brenmiller Rotem’s lease unpaid debt of NIS 441 thousand (USD 125 thousand), was waived at this time. Consequently, the Company derecognized the balances of the right-of-use asset and the lease liability and recognized a termination gain of NIS 695 thousand (USD 205 thousand).

3)	On July 1, 2021, the Company entered into a new lease agreement with the lessor of the building that serves as the Company’s manufacturing plant (see 8B above), for alternate premises. The new lease period ends on June 30, 2024, with an option for 2 additional years. Consequently, an additional liability and right of use asset of approximately USD 400 thousand was recognized in the second half of 2021 for a lease period of three years. In 2022, taking into account the construction of the new production facility and the expected exercise of the option, an additional liability and right of use asset of approximately USD 449 thousand was recognized in the first half of 2022 for an additional lease period of two years.